Guarantees and Commitments (Contractual financing commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantees [Abstract]
Commitment to provide capital to investees	$ 132	$ 66
Warehouse and construction lending commitments	197	110
Commitment to fund remaining unused balances on home equity lines of credit	358	371
Unused revolving credit line commitments and other	$ 1,445	$ 1,284